EQUITY METHOD INVESTMENT, NET, Summary (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2024 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024	Mar. 31, 2025 USD ($)
Equity Method Investments [Abstract]
Loss on share of equity method investment			$ (31,603)	$ (341,428)
Carrying amount			0			$ 189,932
Changes in NAV of investment securities			(741,482)	$ 0
Allowance for credit loss			$ 740,000
WSI [Member]
Equity Method Investments [Abstract]
Ownership percentage	55.00%				55.00%
Minimum voting rights percentage					66.67%
Carrying amount	$ 770,000
Equity interest consideration	$ 900,000	$ 7,000,000
Other Shareholder [Member]
Equity Method Investments [Abstract]
Ownership percentage					45.00%